[Zurich Kemper Life Letterhead]





April 4, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  KILICO Variable Separate Account of
          Kemper Investors Life Insurance Company
          SEC File No.:  333-79615

Commissioners:

Enclosed for filing pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended, is a prospectus supplement dated April 4, 2001 to the Kemper Destinations(SM) Life prospectus dated May 1, 2000.

Please call the undersigned at 847-969-3668 if there are any questions.

Sincerely,

/s/ Terry R. Young

Terry R. Young
Senior Counsel

Enclosure

TRY/mrs

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                       SUPPLEMENT DATED APRIL 4, 2001
                     TO PROSPECTUS DATED MAY 1, 2000 FOR
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                          MODIFIED SINGLE PREMIUM
                  VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                       (SINGLE LIFE AND SURVIVORSHIP)
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                        KEMPER DESTINATIONS(SM) LIFE
                                 Issued By
                   KEMPER INVESTORS LIFE INSURANCE COMPANY
                 THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT

This Supplement amends certain information contained in your Prospectus concerning the Subaccounts that are available under the Policy. Please read it carefully and keep it with your Prospectus for future reference.

Policy Owners provided voting instructions at a meeting of shareholders of Kemper Horizon 5 Portfolio, Kemper Horizon 10+ Portfolio, and Kemper Horizon 20+ Portfolio (the "Portfolios") adjourned to March 29, 2001, approving the merger of each of the Portfolios into the Kemper Total Return Portfolio effective April 30, 2001 (the "Merger").

As a result of the Merger, all transactions involving the Portfolios executed after the close of business on April 27, 2001, will be processed into or through the Kemper Total Return Portfolio. Thus, all Premium Payments, transfers, withdrawals, Automatic Account Rebalancing, Automatic Dollar Cost Averaging, and other transactions that previously involved the Subaccounts investing in the Portfolios will be processed through a Subaccount investing in the Kemper Total Return Portfolio, unless Policy Owners instruct us otherwise.